INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consist of the following:
	June 30,	December 31,
	2025	2024

Trademarks	$15,908,588	$-

Less: accumulated amortization	(718,780)	-
Intangible assets, net	$15,189,808	$-